Finance costs	12 Months Ended
Dec. 31, 2018
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Finance costs
31.	Finance costs

	2018	2017	2016
	(Thousands of yen)
Interest expenses on interest bearing loans and borrowings	26,037	13,559	11,695
Imputed interest arising from other financial liabilities
Financial liabilities at amortized cost, other than interest-bearing loans and borrowings	19,830	12,506	8,850
Financial liabilities at Fair value through profit and loss
Loss on valuation of fair value at insurance deposits	41,879	—	—

Total	87,746	26,065	20,545